Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Fair Value of Share Options, Valuation Assumptions
Year ended December 31,
	2011	2012

Risk-free interest rate	2.74% - 3.88%	2.83% - 3.35%
Expected life (years)	5.40 - 6.35	6.35
Volatility	43.10% - 57.70%	46.98% - 74%
Dividend yield	-	-
Fair value of underlying ordinary shares
at the grant date	5.01 - 14.09	11.17 - 14.73
Fair value of the share options at the grant date	2.64 - 8.15	5.50 - 8.31

Schedule of Share Options Roll Forward
		Weighted average
		exercise price
	Number of options	per option

Outstanding at January 1, 2010	896,050	$15
Granted	5,149,000	2.8
Exercised	-
Forfeited	(131,100)
Outstanding at December 31, 2010	5,913,950	2.6
Granted	8,294,900	8.1
Exercised	(31,172)
Expired	(3,499)
Forfeited	(487,600)
Outstanding at December 31, 2011	13,686,579	5.8
Granted	4,213,000	11.8
Exercised	(1,615,452)
Expired	-
Forfeited	(1,136,113)
Outstanding at December 31, 2012	15,148,014	7.2
Vested and exercisable at December 31, 2012	4,808,547	$4.3
Vested and expect to vest at December 31, 2012	16,798,137	$6.9

Summary of Share Options Activities
	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average		intrinsic			intrinsic
		remaining	Exercise	value as of		Exercise	value as of
	Number	contractual	price	December 31,	Number	price per	December 31,
	outstanding	term	per option	2012	exercisable	option	2012

June 30, 2009	552,206	6.5 years	$1.50	$10,102	371,195	$1.50	$6,790
January 1, 2010	53,353	7.0 years	$2.20	939	40,853	$2.20	719
July 1, 2010	4,215,907	7.5 years	$2.80	71,642	2,411,407	$2.80	40,978
January 1, 2011	3,171,603	8.0 years	$5.20	46,284	1,439,784	$5.20	21,011
February 14, 2011	628,000	8.1 years	$5.20	9,165	103,000	$5.20	1,503
March 3, 2011	456,460	8.2 years	$6.00	6,296	60,835	$6.00	839
July 1, 2011	2,103,578	8.5 years	$12.94	14,417	338,566	$12.94	2,320
July 1, 2011	40,000	8.5 years	$9.67	405	8,000	$9.67	81
October 1, 2011	242,907	8.7 years	$10.89	2,162	34,907	$10.89	311
January 20,2012	1,407,500	9.0 years	$10.67	12,846	-	$10.67	-
February 10, 2012	910,000	9.1 years	$11.35	7,686	-	$11.35	-
March 1, 2012	33,000	9.2 years	$14.09	188	-	$14.09	-
April 15, 2012	148,000	9.3 years	$14.52	780	-	$14.52	-
July 15, 2012	389,000	9.5 years	$10.95	3,439	-	$10.95	-
July 15, 2012	40,000	9.5 years	$10.67	365	-	$10.67	-
October 15, 2012	756,500	9.8 years	$14.67	3,878	-	$14.67	-
Total	15,148,014			$190,594	4,808,547		$74,552

Schedule of Nonvested Shares Granted
		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date(i)

Outstanding at January 1, 2010	11,058,219
Granted	1,670,000	$1.80
Vested	(1,379,985)
Forfeited	(214,640)
Outstanding at December 31, 2010	11,133,594
Granted	3,255,976	$7.76
Vested	(5,824,709)
Forfeited	(380,610)
Outstanding at December 31, 2011	8,184,251
Granted	4,845,877	$12.03
Vested	(3,136,471)
Forfeited	(1,121,419)
Outstanding at December 31, 2012	8,772,238
Vested and to be transferred to grantees at
December 31, 2012	15,378,240
Vested and expect to vest at December 31, 2012	24,150,478

(i)	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.